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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    QVT Financial LP
Address: 527 Madison Avenue, 8th Floor
         NewYork, New York 10022

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel A. Gold
Title: Chief Executive Officer
Phone: (212) 705-8888

Signature, Place, and Date of Signing:

   /s/  Daniel A. Gold           New York, NY              June 9, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:             2
Form 13F Information Table Value Total:       $16,082
                                           (thousands)
List of Other Included Managers:                 NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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
     COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4          COLUMN 5            COLUMN 6  COLUMN 7      COLUMN 8
     --------      -------------- --------- -------- --------------------------- ---------- -------- ------------------
                                                     AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                     ---------------------------                     ------------------
                                             VALUE   SHR OR                      INVESTMENT  OTHER
  NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT   SH/PRN  PUT/CALL  DISCRETION MANAGERS  SOLE  SHARED NONE
  --------------   -------------- --------- -------- -------   ------  --------  ---------- -------- ------ ------ ----
KOREA ELECTRIC PWR SPONSORED ADR  500631106   6698   346702      SH               DEFINED            346702   0     0
POSCO............. SPONSORED ADR  693483109   9384   190000      SH               DEFINED            190000   0     0